Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income	$ 113.3	$ 2,132.5	$ 62.3
Adjustments to reconcile net income after tax to net cash provided by operating activities:
Revaluation of The Fidelis Partnership	0.0	(1,707.1)	0.0
Share compensation expense	7.8	27.6	10.8
Accretion, amortization and depreciation	(14.0)	0.3	3.9
Net realized and unrealized (gain)/loss on investments	28.6	(8.6)	26.3
Deferred tax expense/(benefit)	9.8	(86.5)	(10.4)
Net changes in assets and liabilities:
Accrued investment income	(8.1)	(16.3)	1.2
Premiums and other receivables	(572.7)	(321.3)	(342.0)
Amounts due from The Fidelis Partnership	(37.6)	(176.2)	0.0
Deferred reinsurance premiums	(360.8)	(237.7)	(147.0)
Reinsurance balances recoverable on paid losses	(103.1)	(22.5)	89.5
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses	(168.5)	(125.5)	(195.5)
Deferred policy acquisition costs	(91.3)	(270.6)	(112.5)
Other assets	(10.9)	34.6	(3.0)
Reserves for losses and loss adjustment expenses	728.0	383.9	695.3
Unearned premiums	502.0	530.9	504.9
Reinsurance balances payable	507.8	7.1	134.3
Amounts due to The Fidelis Partnership	56.8	334.0	0.0
Other liabilities	31.1	16.6	23.3
Net cash provided by operating activities	618.2	495.2	741.4
Investing activities
Purchase of available-for-sale securities	(2,322.7)	(2,241.6)	(1,595.8)
Proceeds from maturities of available-for-sale securities	796.5	1,327.1	1,490.3
Proceeds from sales of available-for-sale securities	1,207.7	10.8	188.5
Purchase of other investments	(200.0)	0.0	(100.0)
Proceeds from sale of other investments	47.3	75.2	223.9
Proceeds from the sale of investments, trading	0.0	0.0	27.8
Purchase of fixed assets	(4.6)	(6.4)	(18.8)
Net cash provided by/(used in) investing activities	(475.8)	(834.9)	215.9
Financing activities
Dividends on common shares	(46.2)	0.0	(0.5)
Repurchase of common shares	(105.5)	0.0	0.0
Tax paid on withholding shares	(2.2)	(50.6)	0.0
Proceeds from issuance of common stock, net of issuance costs	0.0	89.4	0.0
Non-controlling interest share transactions	0.0	(6.1)	(15.7)
Net cash used in disposal of subsidiary	0.0	(105.5)	0.0
Cumulative dividends on warrants	0.0	(34.1)	0.0
Net cash used in financing activities	(153.9)	(106.9)	(16.2)
Effect of exchange rate changes on foreign currency cash	(6.0)	2.8	(9.2)
Net increase/(decrease) in cash, restricted cash, and cash equivalents	(17.5)	(443.8)	931.9
Cash, restricted cash, and cash equivalents, beginning of year	964.1	1,407.9	476.0
Cash, restricted cash, and cash equivalents, end of year	946.6	964.1	1,407.9
Supplemental disclosure of cash flow information:
Net cash paid during the year for income taxes	5.6	14.7	11.9
Cash paid during the year for interest	$ 29.6	$ 29.7	$ 29.6